Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Voyage revenues	$ 432,676	$ 396,444	$ 397,991
Vessel operating expenses	(103,139)	(88,590)	(94,101)
General and administrative expenses	(16,541)	(18,499)	(25,118)
Affiliated Entity
Related Party Transaction [Line Items]
Voyage revenues	36,358	37,336	35,887
Vessel operating expenses	(25,164)	(20,438)	(19,914)
General and administrative expenses	(7,834)	(11,890)	(14,485)
Affiliated Entity | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses	$ (859)	$ (571)	$ 0